(Check one): ☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form N-SAR ☐ Form N-CSR	UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING

For Period Ended: March 31, 2006
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Dresser, Inc.

Full Name of Registrant

N.A.

Former Name if Applicable

15455 Dallas Parkway, Suite 1100

Address of Principal Executive Office (Street and Number)

Addison, Texas, 75001

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form NSAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached, if applicable.

PART III — NARRATIVE

State below in reasonable detail why forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Dresser, Inc. (the “Company”) determined it will restate its 2004 annual and quarterly financial statements and first, second and third quarter 2005 financial statements due in part to errors associated with the Company’s businesses which were sold in November 2005. The errors associated with the divested businesses relate to hedge accounting documentation for derivative transactions and to the accounting treatment of income tax associated with the intercompany transfer of inventory between tax jurisdictions. In addition, certain other errors to be corrected relate to the Company’s continuing operations, including the timing of the recognition of certain revenue and expense items. Accordingly, the filing of the Company’s first quarter Form 10-Q for 2006 will be delayed until the restatement is completed.

As previously disclosed, the 2005 third quarter financial statements will be restated to allocate a portion of interest expense from continuing operations to discontinued operations.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification:

Robert D. Woltil (Name)	972 (Area Code)	361-9800 (Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s). Yes ☐ No ☒

The 2005 Annual Report on Form 10-K has been delayed pending completion of the Company’s restatement.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof ? Yes ☒ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

During the course of preparing the 2005 financial statements, the Company determined that adjustments were necessary to properly state its historical financial statements through September 30, 2005. Based on current information, the Company anticipates those adjustments will be associated with the accounting for the income tax effect of intercompany transfers of inventory between tax jurisdictions and errors associated with the accounting for derivative transactions. Additional errors have been identified and will be corrected as the Company finalizes the process of completing the restatement. Until the restatement is complete, the Company cannot be sure whether any significant change will occur in results of operations from the corresponding period for the last fiscal year to be included in our Form 10-Q.

The foregoing items have not been audited and remain subject to change.

Dresser, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date May 26, 2006	By:	/s/ Robert D. Woltil
Robert D. Woltil
Senior Vice President and Chief Financial Officer